DECONSOLIDATIONS - Deconsolidation of Argyle (Details)			1 Months Ended		12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Nov. 30, 2022 CNY (¥)	Nov. 30, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)
DISPOSITION AND DECONSOLIDATION
Impairment of intangible assets with indefinite life			¥ 12,000,345	$ 1,739,886	¥ 12,000,345	$ 1,739,886
Impairment loss of goodwill					91,236,480	13,228,046	¥ 0
Carrying amount of long-term investment					9,826,143		6,233,255	$ 1,424,657
Cumulative unrealized losses (including impairment)					302,931		¥ 2,710,043	$ 43,921
Argyle Beijing | Deconsolidation
DISPOSITION AND DECONSOLIDATION
Impairment of intangible assets with indefinite life	¥ 17,054,641	$ 2,472,691
Impairment loss of goodwill	42,198,903	6,118,266			¥ 42,000,000	$ 6,089,428
Carrying amount of long-term investment	48,000,000								$ 6,959,346
Loss on deconsolidation	¥ 13,944,925	$ 2,021,824